Miller Opportunity Trust
Schedule of Investments (unaudited)
September 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS ― 103.6%
COMMUNICATION SERVICES ― 9.3%
Interactive Media & Services ― 7.6%
Alphabet Inc.	38,000	$55,692,800	*(a)
Facebook Inc., Class A Shares	270,000	70,713,000	*(a)
Total Interactive Media & Services		126,405,800
Media ― 1.7%
Discovery Inc., Class A Shares	1,300,000	28,301,000	*
TOTAL COMMUNICATION SERVICES		154,706,800

CONSUMER DISCRETIONARY ― 39.3%
Household Durables ― 5.9%
Lennar Corp., Class A Shares	425,000	34,714,000	(a)
Taylor Morrison Home Corp.	2,600,000	63,934,000	*
Total Household Durables		98,648,000
Internet & Direct Marketing Retail ― 25.5%
Alibaba Group Holding Ltd. - ADR	280,000	82,314,400	*
Amazon.com Inc.	30,000	94,461,900	*(a)
Farfetch Ltd.	5,000,000	125,800,000	*(a)
Quotient Technology Inc.	5,000,000	36,900,000	*(b)
RealReal Inc./The	2,100,000	30,387,000	*
Stitch Fix Inc., Class A Shares	2,000,000	54,260,000	*
Total Internet & Direct Marketing Retail		424,123,300
Leisure Products ― 1.5%
Peloton Interactive Inc.	250,000	24,810,000	*
Specialty Retail ― 3.5%
RH	70,000	26,783,400	*
Vroom Inc.	627,785	32,506,707	*
Total Specialty Retail		59,290,107
Textiles, Apparel & Luxury Goods ― 2.9%
Canada Goose Holdings Inc.	1,500,000	48,255,000	*(a)
TOTAL CONSUMER DISCRETIONARY		655,126,407

CONSUMER STAPLES ― 1.3%
Personal Products ― 1.3%
Medifast Inc.	135,000	22,200,750
TOTAL CONSUMER STAPLES		22,200,750

ENERGY ― 1.4%
Oil, Gas & Consumable Fuels ― 1.4%
Energy Transfer LP	4,300,000	23,306,000
TOTAL ENERGY		23,306,000

FINANCIALS ― 15.4%
Banks ― 6.0%
Bank of America Corp.	1,700,000	40,953,000
Citigroup Inc.	600,000	25,866,000	(a)
JPMorgan Chase & Co.	350,000	33,694,500
Total Banks		100,513,500
Consumer Finance ― 5.5%
Capital One Financial Corp.	525,000	37,726,500
OneMain Holdings Inc.	1,700,000	53,125,000	(a)
Total Consumer Finance		90,851,500
Insurance ― 1.9%
Brighthouse Financial Inc.	325,000	8,745,750	*
Genworth Financial Inc., Class A Shares	6,900,000	23,115,000	*(a)
Total Insurance		31,860,750
Thrifts & Mortgage Finance ― 2.0%
Rocket Companies Inc.	1,700,000	33,881,000	*
TOTAL FINANCIALS		257,106,750

HEALTH CARE ― 13.7%
Biotechnology ― 4.6%
Flexion Therapeutics Inc.	3,200,000	33,312,000	*(b)
Precigen Inc.	5,800,000	20,300,000	*
ZIOPHARM Oncology Inc.	9,400,000	23,688,000	*(b)
Total Biotechnology		77,300,000
Health Care Providers & Services ― 2.1%
Tivity Health Inc.	2,500,000	35,050,000	*(b)
Life Sciences Tools & Services ― 1.6%
PureTech Health PLC	8,000,000	26,271,646	*
Pharmaceuticals ― 5.4%
Bausch Health Cos Inc.	2,600,000	40,404,000	*(a)
Teva Pharmaceutical Industries Ltd. - ADR	5,400,000	48,654,000	*
Total Pharmaceuticals		89,058,000
TOTAL HEALTH CARE		227,679,646

SECURITY			SHARES	VALUE
INDUSTRIALS ― 13.4%
Aerospace & Defense ― 2.0%
Boeing Co/The			200,000	$33,052,000
Airlines ― 2.5%
Delta Air Lines Inc.			1,370,000	41,894,600	(a)
Commercial Services & Supplies ― 4.7%
ADT Inc.			9,500,000	77,615,000	(a)
Electrical Equipment ― 2.3%
Acuity Brands Inc.			375,000	38,381,250
Road & Rail ― 1.9%
Uber Technologies Inc.			850,000	31,008,000	*
TOTAL INDUSTRIALS				221,950,850

INFORMATION TECHNOLOGY ― 7.8%
IT Services ― 3.5%
DXC Technology Co.			3,300,000	58,905,000	(a)
Semiconductors & Semiconductor Equipment ― 2.0%
NXP Semiconductors NV			260,000	32,450,600
Software ― 2.3%
GTY Technology Holdings Inc.			1,500,000	3,975,000	*
Workday Inc.			160,000	34,420,800	*
Total Software				38,395,800
TOTAL INFORMATION TECHNOLOGY				129,751,400

MATERIALS ― 2.0%
Chemicals ― 2.0%
Chemours Co./The			1,600,000	33,456,000
TOTAL MATERIALS				33,456,000

TOTAL COMMON STOCKS (Cost ― $1,600,485,482)				1,725,284,603

INVESTMENT FUND― 0.6%
Pangaea One LP			1	9,611,105	(b)(c)(d)
TOTAL INVESTMENT FUND (Cost ― $33,975,945)				9,611,105

PURCHASED CALL OPTIONS― 3.2%		CONTRACTS	NOTIONAL ($)
CVS Health Corp. at $60.00, Expires January 20, 2023		8,000	46,720,000	7,340,000	*
Uber Technologies Inc. at $32.00, Expires January 21, 2022		42,000	153,216,000	45,885,000	*
TOTAL PURCHASED CALL OPTIONS (Premiums paid ― $41,578,122)				53,225,000

WARRANTS ― 0.1%	EXPIRATION DATE	EXERCISE PRICE	SHARES
GTY Technology Holdings Inc.	Feb. 19, 2024	$11.50	482,500	91,675	*
ZIOPHARM Oncology Inc.	Jul. 26, 2024	7.00	3,787,879	1,920,455	*(b)(c)(d)
TOTAL WARRANTS (Cost ― $1,678,957)				2,012,130

TOTAL INVESTMENTS― 107.5% (Cost ― $1,677,718,506)				$1,790,132,838
Liabilities in Excess of Other Assets ― (7.5)%				(124,733,693)
TOTAL NET ASSETS ― 100.0%				$1,665,399,145

ADR - American Depositary Receipt
PLC - Public Limited Company

* Non-income producing security.
(a) All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b) In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2020, the total market value of investments in Affiliated Companies was $140,481,560 and the cost was $228,980,283. (See Note 2).

(c) Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
(d) Restricted security (See Note 3).

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual report.

See Notes to Schedule of Investments.

1.  Notes to Schedule of Investments (unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2020:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Common Stocks	$1,725,284,603	$-	$-	$1,725,284,603
Investment Fund	-	-	9,611,105	9,611,105
Purchased Options	-	53,225,000	-	53,225,000
Warrants	-	91,675	1,920,455	2,012,130
Total Investments	$1,725,284,603	$53,316,675	$11,531,560	$1,790,132,838

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Securities	Investment Fund	Warrant
Balance as of December 31, 2019	$14,104,024	$6,032,197
Change in unrealized appreciation (depreciation)	(4,492,919)	(4,111,743)
Balance as of September 30, 2020:	$9,611,105	$1,920,455
Change in unrealized appreciation (depreciation) for Level 3 securities held at September 30, 2020	(4,492,919)	(4,111,743)

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Limited Partnership Interests	$9,611,105	NAV of Limited Partnership Interest	Liquidity Discount	17%	Decrease
Warrant	$1,920,455	Black-Scholes Model	Liquidity Discount	35%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2.  Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2020:

	Flexion Therapeutics Inc.	Pangaea One, LP	Quotient Technology Inc.	Tivity Health Inc.	Ziopharm Oncology Inc.	Total
Value at December 31, 2019	$60,030,000	$14,104,024	$49,300,000	$50,862,500	$53,232,197	$227,528,721
Purchases	4,875,000	-	-	3,578,090	-	8,453,090
Sales	(4,085,603)	(181,282)	-	(5,917,894)	(1,732,132)	(11,916,911)
Change in Unrealized Gain (Loss)	(26,444,833)	(4,492,919)	(12,400,000)	(11,430,949)	(22,373,742)	(77,142,443)
Realized Gain (Loss) on Sales / Distributions	(1,062,564)	181,282	-	(2,041,747)	(3,517,868)	(6,440,897)
Value at September 30, 2020	$33,312,000	$9,611,105	$36,900,000	$35,050,000	$25,608,455	$140,481,560

3.  Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at September 30, 2020	Percent of Net Assets	Open Commitments
Pangaea One, LP1	$33,975,945	$9,611,105	0.6%	$729,365[2]
Ziopharm Oncology Inc. (Warrant)[3]	$1,177,758	$1,920,455	0.1%	N/A

1	Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.
2	In the normal course of operations, the Fund makes commitments to invest in businesses. At September 30, 2020, the Fund had open commitment of $729,365.
3	Acquisition date was 7/26/19.